Note 11 - Stockholders' Equity (Details) - Predecessor Reconciliation of Consolidated Changes in Equity (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Note 11 - Stockholders' Equity (Details) - Predecessor Reconciliation of Consolidated Changes in Equity [Line Items]
Balance	$ 1,304,031	$ 270,688	$ 1,128,616	$ 272,437
Net income	(5,948)	15,337
Equity compensation (in Shares)		39
Accrual of paid in kind dividend on cumulative preferred shares		(11,794)
Foreign currency translation adjustments		(16,556)
Derivatives valuation, net of tax benefit of $273	4	(507)
Unrealized loss on available for sale equity securities, net of tax expense of $51	(34)	94
Dividend paid to non-controlling interest partner	(174)	(173)
Contribution from non-controlling interest		17
Preferred Stock [Member] | Series A Preferred Stock [Member]
Note 11 - Stockholders' Equity (Details) - Predecessor Reconciliation of Consolidated Changes in Equity [Line Items]
Balance		536,821		525,027
Accrual of paid in kind dividend on cumulative preferred shares		11,794
Preferred Stock [Member]
Note 11 - Stockholders' Equity (Details) - Predecessor Reconciliation of Consolidated Changes in Equity [Line Items]
Balance	20
Common Stock [Member]
Note 11 - Stockholders' Equity (Details) - Predecessor Reconciliation of Consolidated Changes in Equity [Line Items]
Balance	1,182	50,000		50,000
Additional Paid-in Capital [Member]
Note 11 - Stockholders' Equity (Details) - Predecessor Reconciliation of Consolidated Changes in Equity [Line Items]
Balance	1,401,673	2,357	1,212,038	2,318
Equity compensation (in Shares)		39
Retained Earnings [Member]
Note 11 - Stockholders' Equity (Details) - Predecessor Reconciliation of Consolidated Changes in Equity [Line Items]
Balance	(201,639)	(269,632)	(194,222)	(273,086)
Net income	(7,417)	15,248
Accrual of paid in kind dividend on cumulative preferred shares		(11,794)
Accumulated Other Comprehensive Income (Loss) [Member]
Note 11 - Stockholders' Equity (Details) - Predecessor Reconciliation of Consolidated Changes in Equity [Line Items]
Balance	5,484	(47,207)	14,779	(30,270)
Foreign currency translation adjustments		(16,524)
Derivatives valuation, net of tax benefit of $273	4	(507)
Unrealized loss on available for sale equity securities, net of tax expense of $51	(34)	94
Treasury Stock [Member]
Note 11 - Stockholders' Equity (Details) - Predecessor Reconciliation of Consolidated Changes in Equity [Line Items]
Balance		(1,264)		(1,264)
Parent [Member]
Note 11 - Stockholders' Equity (Details) - Predecessor Reconciliation of Consolidated Changes in Equity [Line Items]
Balance	1,206,720	271,075	1,032,595	272,725
Net income	(7,417)	15,248
Equity compensation (in Shares)		39
Foreign currency translation adjustments		(16,524)
Derivatives valuation, net of tax benefit of $273	4	(507)
Unrealized loss on available for sale equity securities, net of tax expense of $51	(34)	94
Noncontrolling Interest [Member]
Note 11 - Stockholders' Equity (Details) - Predecessor Reconciliation of Consolidated Changes in Equity [Line Items]
Balance	97,311	(387)	96,021	(288)
Net income	1,469	89
Foreign currency translation adjustments		(32)
Dividend paid to non-controlling interest partner	(174)	(173)
Contribution from non-controlling interest		$ 17